SCHEDULE OF TRADE NOTES AND ACCOUNTS RECEIVABLE (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Trade Notes And Accounts Receivable Net
Trade notes	¥ 16,960	¥ 3,298
Accounts receivable	144,498	135,386
Less: allowance for credit losses	(211)	(311)
Trade notes and accounts receivable, net	¥ 161,247	¥ 138,373